UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Brian C. Janssen

EuroPacific Growth Fund

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund® Semi-annual report for the six months ended September 30, 2020

Tap into the growth
potential of
international equities

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	7.96%	7.42%	5.79%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.84% for Class A shares as of the prospectus dated June 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for EuroPacific Growth Fund for the periods ended September 30, 2020, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AEPGX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended September 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 4/16/84)

EuroPacific Growth Fund (Class A shares)	34.39%	14.54%	8.70%	6.42%	10.49%
MSCI ACWI (All Country World Index) ex USA[1]	23.38	3.00	6.23	4.00	8.27	[2]

[1]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[2]	The index did not exist prior to December 31, 1987. Results reflect dividends net of withholding taxes.

EuroPacific Growth Fund	1

Summary investment portfolio September 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	24.47%
Japan	14.53
China	11.65
India	8.28
United Kingdom	6.42
Brazil	4.45
Hong Kong	4.02
Switzerland	4.01
Canada	3.75
Other countries	13.98
Short-term securities & other assets less liabilities	4.44
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.63%	Shares	Value (000)
Consumer discretionary 17.70%
Alibaba Group Holding Ltd.[1,2]	122,025,333	$4,512,334
MercadoLibre, Inc.[2,3]	3,206,538	3,471,013
LVMH Moët Hennessy-Louis Vuitton SE1	5,761,457	2,693,458
Flutter Entertainment PLC (GBP denominated)[1,3]	7,216,405	1,136,513
Flutter Entertainment PLC (EUR denominated)[1,3]	5,441,169	862,178
adidas AG1,2	4,894,744	1,584,249
Sony Corp.[1]	17,865,360	1,366,431
Kering SA1	1,846,698	1,226,919
Meituan Dianping, Class B1,2	35,777,570	1,125,179
EssilorLuxottica[1,2]	7,775,377	1,057,338
Delivery Hero SE1,2	9,118,749	1,048,932
Just Eat Takeaway (GBP denominated)[1,2,3]	5,755,369	643,122
Just Eat Takeaway (EUR denominated)[1,2,3]	3,146,014	352,315
Galaxy Entertainment Group Ltd.[1]	125,119,000	846,851
Other securities		7,129,530
		29,056,362

2	EuroPacific Growth Fund

	Shares	Value (000)
Information technology 15.59%
ASML Holding NV1	10,440,613	$3,849,815
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	183,684,649	2,758,682
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,589,782	696,373
Shopify Inc., Class A, subordinate voting shares[2]	2,747,705	2,810,820
Keyence Corp.[1]	6,028,900	2,809,724
SAP SE1	13,484,711	2,099,885
PagSeguro Digital Ltd., Class A2,3	27,452,436	1,035,231
Samsung Electronics Co., Ltd.[1]	17,631,453	888,373
STMicroelectronics NV1	28,633,416	875,246
Other securities		7,771,173
		25,595,322

Financials 13.06%
AIA Group Ltd.[1]	373,649,401	3,680,887
HDFC Bank Ltd.[1,2]	170,841,963	2,517,368
HDFC Bank Ltd. (ADR)[2]	9,537,540	476,495
Kotak Mahindra Bank Ltd.[1,2]	98,539,478	1,696,066
London Stock Exchange Group PLC[1]	10,390,289	1,188,657
B3 SA - Brasil, Bolsa, Balcao	101,429,300	993,541
Ping An Insurance (Group) Company of China, Ltd., Class H1,4	80,297,999	828,373
UniCredit SpA[1,2]	111,319,973	918,022
Other securities		9,145,340
		21,444,749

Health care 12.95%
Daiichi Sankyo Company, Ltd.[1,3]	118,008,600	3,626,229
Chugai Pharmaceutical Co., Ltd.[1]	42,467,600	1,905,696
WuXi Biologics (Cayman) Inc.[1,2]	67,747,874	1,662,565
AstraZeneca PLC[1]	12,503,044	1,360,843
HOYA Corp.[1]	7,685,551	866,313
Olympus Corp.[1]	40,269,800	835,889
CSL Ltd.[1]	3,893,001	802,121
Novartis AG1	9,169,847	796,871
Other securities		9,395,208
		21,251,735

Industrials 8.40%
Recruit Holdings Co., Ltd.[1]	51,825,329	2,056,294
Airbus SE, non-registered shares[1,2]	25,507,717	1,851,472
Safran SA1,2	10,776,168	1,060,416
DSV Panalpina A/S1	5,225,958	852,821
Other securities		7,967,226
		13,788,229

Communication services 6.59%
Sea Ltd., Class A (ADR)[2]	15,976,392	2,461,003
Tencent Holdings Ltd.[1]	26,333,612	1,753,644
SoftBank Group Corp.[1]	22,618,155	1,396,609
Nintendo Co., Ltd.[1]	2,052,693	1,166,916
Z Holdings Corp.[1]	170,771,083	1,140,947
Other securities		2,902,851
		10,821,970

EuroPacific Growth Fund	3

Common stocks (continued)	Shares	Value (000)
Materials 5.44%
Sika AG1	6,478,480	$1,591,569
Vale SA, ordinary nominative (ADR)	84,717,257	896,308
Vale SA, ordinary nominative	53,078,361	558,675
Koninklijke DSM NV1	7,783,209	1,282,641
Shin-Etsu Chemical Co., Ltd.[1]	7,967,900	1,039,986
Linde PLC	2,816,021	670,579
Linde PLC (EUR denominated)[1]	1,188,006	281,180
Other securities		2,612,142
		8,933,080

Energy 5.12%
Reliance Industries Ltd.[1]	194,339,305	5,919,038
Reliance Industries Ltd., interim shares[1]	10,027,005	183,633
Canadian Natural Resources, Ltd. (CAD denominated)[4]	57,342,499	918,996
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	62,080,717	442,015
Other securities		945,742
		8,409,424

Consumer staples 5.03%
Kweichow Moutai Co., Ltd., Class A1	7,611,804	1,871,230
Nestlé SA1	13,227,069	1,569,248
Other securities		4,814,438
		8,254,916

Utilities 2.62%
Ørsted AS1	9,373,416	1,292,921
Enel SpA[1]	106,502,764	924,780
ENN Energy Holdings Ltd.[1,3]	75,916,100	828,216
Other securities		1,257,951
		4,303,868

Real estate 1.13%
Other securities		1,859,083

Total common stocks (cost: $97,012,596,000)		153,718,738

Preferred securities 1.74%
Energy 0.73%
Petróleo Brasileiro SA (Petrobras), preferred nominative	173,525,918	605,930
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	84,809,178	597,057
		1,202,987

Other 1.01%
Other securities		1,646,843

Total preferred securities (cost: $2,269,617,000)		2,849,830

Rights & warrants 0.13%
Health care 0.13%
Other securities		220,350

Total rights & warrants (cost: $165,420,000)		220,350

4	EuroPacific Growth Fund

Bonds, notes & other debt instruments 0.06%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.06%
Other securities		$100,598

Total bonds, notes & other debt instruments (cost: $100,203,000)		100,598

Short-term securities 4.59%	Shares
Money market investments 4.59%
Capital Group Central Cash Fund 0.12%[3,5]	73,553,906	7,356,126
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[5,6]	75,000,000	75,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[5,6]	43,540,000	43,540
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%[5,6]	27,000,000	27,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.02%[5,6]	23,737,196	23,737
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.02%[5,6]	10,500,000	10,500
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[5,6]	2,000,000	2,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[5,6]	1,200,000	1,200
		7,539,103

Total short-term securities (cost: $7,538,099,000)		7,539,103
Total investment securities 100.15% (cost: $107,085,935,000)		164,428,619
Other assets less liabilities (0.15)%		(244,821)

Net assets 100.00%		$164,183,798

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $220,350,000, which represented .13% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

EuroPacific Growth Fund	5

Investments in affiliates3

	Value of affiliates at 4/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)
Common stocks 10.58%
Consumer discretionary 4.71%
MercadoLibre, Inc.[2]	$2,007,570	$88,714	$1,133,222	$670,743
Flutter Entertainment PLC (GBP denominated)[1]	109,544	670,961	1,859	788
Flutter Entertainment PLC (EUR denominated)[1]	458,413	43,413	1,421	785
Just Eat Takeaway (GBP denominated)[1,2]	496,082	—	92,976	19,203
Just Eat Takeaway (EUR denominated)[1,2]	237,563	—	598	189
Melco Resorts & Entertainment Ltd. (ADR)	404,561	—	102,569	(56,946)
GVC Holdings PLC[1,2]	321,321	4,480	126,420	(34,557)
ASOS PLC[1,2]	80,572	10,394	563	370
Ryohin Keikaku Co., Ltd.[1,7]	203,217	—	204,031	(189,444)
Stars Group Inc.[2,7]	471,348	—	554,503	—
Information technology 1.40%
PagSeguro Digital Ltd., Class A2	507,948	63,638	18,274	(2,446)
Halma PLC[1]	534,058	—	33,676	7,906
Edenred SA1,4	568,951	10,438	2,618	64
Financials 0.20%
Commerzbank AG, non-registered shares[1,2]	217,823	30,295	566	5
B3 SA - Brasil, Bolsa, Balcao[7]	633,558	104,230	55,140	10,119
Health care 2.74%
Daiichi Sankyo Company, Ltd.[1]	2,709,731	56,054	59,014	3,489
Teva Pharmaceutical Industries Ltd. (ADR)[2]	504,937	—	1,074	284
Notre Dame Intermédica Participações SA	325,423	—	73,023	(31,919)
Hikma Pharmaceuticals PLC[1,7]	365,512	—	116,168	13,166
Hypera SA, ordinary nominative[7]	191,798	70,258	87,565	(60,638)
NMC Health PLC[1,2,7,8]	8,290	—	600	(313,192)
Industrials 0.35%
Melrose Industries PLC[1,2]	438,676	—	886	66
MTU Aero Engines AG1,7	432,886	—	60,554	(47,265)
Communication services 0.24%
Altice Europe NV, Class A1,2	260,811	—	530	264
Altice Europe NV, Class B1,2	57,068	—	115	(123)
Materials 0.27%
First Quantum Minerals Ltd.	271,293	20,275	41,114	(11,491)
Energy 0.17%
Cenovus Energy Inc.	93,143	74,878	553	254
Consumer staples 0.00%
KOSÉ Corp.[1,7]	523,331	—	486,963	(152,486)
Utilities 0.50%
ENN Energy Holdings Ltd.[1]	709,198	28,217	1,524	834
China Resources Gas Group Ltd.[1,7]	635,653	2,553	221,559	4,626

Short-term securities 4.48%
Money market investments 4.48%
Capital Group Central Cash Fund 0.12%[5]	11,404,067	9,358,564	13,403,545	812
				$(166,540)

6	EuroPacific Growth Fund

	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Common stocks 10.58%
Consumer discretionary 4.71%
MercadoLibre, Inc.[2]	$1,837,208	$3,471,013	$—
Flutter Entertainment PLC (GBP denominated)[1]	357,079	1,136,513	—
Flutter Entertainment PLC (EUR denominated)[1]	360,988	862,178	—
Just Eat Takeaway (GBP denominated)[1,2]	220,813	643,122	—
Just Eat Takeaway (EUR denominated)[1,2]	115,161	352,315	—
Melco Resorts & Entertainment Ltd. (ADR)	200,221	445,267	—
GVC Holdings PLC[1,2]	263,443	428,267	—
ASOS PLC[1,2]	305,430	396,203	—
Ryohin Keikaku Co., Ltd.[1,7]	190,258	—	—
Stars Group Inc.[2,7]	83,155	—	—
		7,734,878
Information technology 1.40%
PagSeguro Digital Ltd., Class A2	484,365	1,035,231	—
Halma PLC[1]	134,080	642,368	2,805
Edenred SA1,4	43,503	620,338	10,297
		2,297,937
Financials 0.20%
Commerzbank AG, non-registered shares[1,2]	76,226	323,783	—
B3 SA - Brasil, Bolsa, Balcao[7]	300,774	—	17,533
		323,783
Health care 2.74%
Daiichi Sankyo Company, Ltd.[1]	915,969	3,626,229	15,078
Teva Pharmaceutical Industries Ltd. (ADR)[2]	1,625	505,772	—
Notre Dame Intermédica Participações SA	144,268	364,749	8
Hikma Pharmaceuticals PLC[1,7]	78,983	—	1,632
Hypera SA, ordinary nominative[7]	37,929	—	1,323
NMC Health PLC[1,2,7,8]	305,542	—	—
		4,496,750
Industrials 0.35%
Melrose Industries PLC[1,2]	134,311	572,167	—
MTU Aero Engines AG1,7	87,673	—	118
		572,167
Communication services 0.24%
Altice Europe NV, Class A1,2	62,046	322,591	—
Altice Europe NV, Class B1,2	13,486	70,316	—
		392,907
Materials 0.27%
First Quantum Minerals Ltd.	212,708	451,671	400
Energy 0.17%
Cenovus Energy Inc.	103,777	271,499	—
Consumer staples 0.00%
KOSÉ Corp.[1,7]	116,118	—	—
Utilities 0.50%
ENN Energy Holdings Ltd.[1]	91,491	828,216	15,889
China Resources Gas Group Ltd.[1,7]	(56,345)	—	13,334
		828,216
Total common stocks		17,369,808

EuroPacific Growth Fund	7

Investments in affiliates3 (continued)

	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Short-term securities 4.48%
Money market investments 4.48%
Capital Group Central Cash Fund 0.12%[5]	$(3,772)	$7,356,126	$13,068
Total 15.06%	$7,218,513	$24,725,934	$91,485

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $131,053,749,000, which represented 79.82% of the net assets of the fund. This amount includes $130,833,359,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $224,978,000, which represented .14% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Rate represents the seven-day yield at 9/30/2020.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Unaffiliated issuer at 9/30/2020.
[8]	Value determined using significant unobservable inputs.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds

See notes to financial statements.

8	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities	unaudited
at September 30, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $86,909,486)	$139,702,685
Affiliated issuers (cost: $20,176,449)	24,725,934	$164,428,619
Cash		4
Cash denominated in currencies other than U.S. dollars (cost: $118,996)		118,947
Receivables for:
Sales of investments	279,730
Sales of fund’s shares	344,029
Dividends and interest	308,057
Securities lending income	91	931,907
		165,479,477
Liabilities:
Collateral for securities on loan		182,977
Payables for:
Purchases of investments	228,425
Repurchases of fund’s shares	399,464
Investment advisory services	55,971
Services provided by related parties	18,442
Trustees’ deferred compensation	4,730
U.S. and non-U.S. taxes	374,423
Other	31,247	1,112,702
Net assets at September 30, 2020		$164,183,798

Net assets consist of:
Capital paid in on shares of beneficial interest		$108,281,107
Total distributable earnings		55,902,691
Net assets at September 30, 2020		$164,183,798

See notes to financial statements.

EuroPacific Growth Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,837,316 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$24,359,411	420,283		$57.96
Class C	650,815	11,579		56.21
Class T	12	—	*	58.04
Class F-1	2,394,324	41,501		57.69
Class F-2	22,711,239	392,530		57.86
Class F-3	16,059,253	276,586		58.06
Class 529-A	1,489,260	26,031		57.21
Class 529-C	80,110	1,442		55.57
Class 529-E	56,651	1,001		56.59
Class 529-T	14	—	*	58.01
Class 529-F-1	168,111	2,937		57.23
Class R-1	172,013	3,116		55.20
Class R-2	667,844	11,988		55.71
Class R-2E	94,539	1,655		57.13
Class R-3	2,761,081	48,814		56.56
Class R-4	6,237,051	109,991		56.70
Class R-5E	2,327,230	40,440		57.55
Class R-5	7,087,147	122,321		57.94
Class R-6	76,867,693	1,325,101		58.01

*	Amount less than one thousand.

See notes to financial statements.

10	EuroPacific Growth Fund

Statement of operations	unaudited
for the six months ended September 30, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $252,528; also includes $91,485 from affiliates)	$1,327,478
Interest	119,719
Securities lending income (net of fees)	1,764	$1,448,961
Fees and expenses*:
Investment advisory services	318,738
Distribution services	54,269
Transfer agent services	41,172
Administrative services	23,061
Reports to shareholders	1,859
Registration statement and prospectus	944
Trustees’ compensation	1,015
Auditing and legal	241
Custodian	9,916
Other	584	451,799
Net investment income		997,162

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	843,402
Affiliated issuers	(166,540)
In-kind redemptions	117,534
Currency transactions	(54,586)	739,810
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $317,384):
Unaffiliated issuers	34,965,032
Affiliated issuers	7,218,513
Currency translations	2,306	42,185,851
Net realized gain and unrealized appreciation		42,925,661

Net increase in net assets resulting from operations		$43,922,823

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

EuroPacific Growth Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended September 30, 2020*	Year ended March 31, 2020
Operations:
Net investment income	$997,162	$1,981,315
Net realized gain	739,810	3,085,446
Net unrealized appreciation (depreciation)	42,185,851	(24,111,444)
Net increase (decrease) in net assets resulting from operations	43,922,823	(19,044,683)

Distributions paid to shareholders	—	(5,069,935)

Net capital share transactions	(10,061,595)	(2,068,413)

Total increase (decrease) in net assets	33,861,228	(26,183,031)

Net assets:
Beginning of period	130,322,570	156,505,601
End of period	$164,183,798	$130,322,570

*	Unaudited.

See notes to financial statements.

12	EuroPacific Growth Fund

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

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2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

14	EuroPacific Growth Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

EuroPacific Growth Fund	15

appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	EuroPacific Growth Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Consumer discretionary	$4,241,735	$24,814,627	$—		$29,056,362
Information technology	6,080,425	19,514,897	—		25,595,322
Financials	2,836,375	18,608,374	—		21,444,749
Health care	1,718,977	19,532,718	40		21,251,735
Industrials	779,950	13,008,279	—		13,788,229
Communication services	3,051,542	7,770,428	—		10,821,970
Materials	3,142,632	5,790,448	—		8,933,080
Energy	1,758,790	6,650,634	—		8,409,424
Consumer staples	515,087	7,739,829	—		8,254,916
Utilities	—	4,303,868	—		4,303,868
Real estate	292,684	1,566,399	—		1,859,083
Preferred securities	1,316,972	1,532,858	—	*	2,849,830
Rights & warrants	—	220,350	—		220,350
Bonds, notes & other debt instruments	—	100,598	—		100,598
Short-term securities	7,539,103	—	—		7,539,103
Total	$33,274,272	$131,154,307	$40		$164,428,619

*	Amount less than one thousand.

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4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices

18	EuroPacific Growth Fund

and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The

EuroPacific Growth Fund	19

lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of September 30, 2020, the total value of securities on loan was $224,978,000, and the total value of collateral received was $238,088,000. Collateral received includes cash of $182,977,000 and U.S. government securities of $55,111,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

20	EuroPacific Growth Fund

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Post-October capital loss deferral*	$(1,546,268)

*	This deferral is considered incurred in the subsequent year.

As of September 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$62,058,345
Gross unrealized depreciation on investments	(5,928,599)
Net unrealized appreciation on investments	56,129,746
Cost of investments	108,298,873

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No distributions were paid to shareholders during the six months ended September 30, 2020.

	Six months ended September 30, 2020			Year ended March 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$—	$—	$—	$261,015		$438,500		$699,515
Class C	—	—	—	3,469		16,160		19,629
Class T	—	—	—	—	†	—	†	—	†
Class F-1	—	—	—	30,972		53,340		84,312
Class F-2	—	—	—	320,054		436,534		756,588
Class F-3	—	—	—	207,100		264,488		471,588
Class 529-A	—	—	—	14,393		24,982		39,375
Class 529-C	—	—	—	788		3,631		4,419
Class 529-E	—	—	—	487		1,071		1,558
Class 529-T	—	—	—	—	†	—	†	—	†
Class 529-F-1	—	—	—	1,957		2,787		4,744
Class R-1	—	—	—	908		3,673		4,581
Class R-2	—	—	—	3,359		12,731		16,090
Class R-2E	—	—	—	703		1,804		2,507
Class R-3	—	—	—	25,201		58,515		83,716
Class R-4	—	—	—	80,355		133,603		213,958
Class R-5E	—	—	—	22,920		32,062		54,982
Class R-5	—	—	—	106,341		138,184		244,525
Class R-6	—	—	—	1,045,181		1,322,667		2,367,848
Total	$—	$—	$—	$2,125,203		$2,944,732		$5,069,935

†	Amount less than one thousand.

22	EuroPacific Growth Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the six months ended September 30, 2020, the investment advisory services fee was $318,738,000, which was equivalent to an annualized rate of 0.415% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

EuroPacific Growth Fund	23

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

24	EuroPacific Growth Fund

For the six months ended September 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$27,640	$15,664		$3,405		Not applicable
Class C	3,391	456		104		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,976	1,637		361		Not applicable
Class F-2	Not applicable	12,372		3,203		Not applicable
Class F-3	Not applicable	177		2,203		Not applicable
Class 529-A	1,536	758		202		$419
Class 529-C	611	84		19		39
Class 529-E	132	18		8		17
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	87		23		48
Class R-1	830	95		25		Not applicable
Class R-2	2,356	1,078		94		Not applicable
Class R-2E	267	94		13		Not applicable
Class R-3	6,840	2,096		410		Not applicable
Class R-4	7,690	3,091		923		Not applicable
Class R-5E	Not applicable	1,544		318		Not applicable
Class R-5	Not applicable	1,597		1,014		Not applicable
Class R-6	Not applicable	324		10,736		Not applicable
Total class-specific expenses	$54,269	$41,172		$23,061		$523

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,015,000 in the fund’s statement of operations reflects $392,000 in current fees (either paid in cash or deferred) and a net increase of $623,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

EuroPacific Growth Fund	25

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended September 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $559,757,000 and $1,226,641,000, respectively, which generated $53,799,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2020.

26	EuroPacific Growth Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended September 30, 2020

Class A	$763,329	14,510	$—	—	$(1,903,677)	(36,497)	$(1,140,348)	(21,987)
Class C	23,012	454	—	—	(232,115)	(4,452)	(209,103)	(3,998)
Class T	—	—	—	—	—	—	—	—
Class F-1	161,403	3,194	—	—	(735,790)	(14,311)	(574,387)	(11,117)
Class F-2	2,343,314	45,240	—	—	(4,376,972)	(85,463)	(2,033,658)	(40,223)
Class F-3	1,774,472	34,148	—	—	(2,127,207)	(41,374)	(352,735)	(7,226)
Class 529-A	145,288	2,695	—	—	(126,998)	(2,403)	18,290	292
Class 529-C	5,396	109	—	—	(117,694)	(2,233)	(112,298)	(2,124)
Class 529-E	1,831	35	—	—	(7,086)	(134)	(5,255)	(99)
Class 529-T	—	—	—	—	—	—	—	—
Class 529-F-1	11,793	226	—	—	(13,415)	(255)	(1,622)	(29)
Class R-1	6,069	122	—	—	(25,370)	(504)	(19,301)	(382)
Class R-2	47,789	948	—	—	(90,259)	(1,801)	(42,470)	(853)
Class R-2E	7,819	153	—	—	(15,258)	(300)	(7,439)	(147)
Class R-3	174,000	3,452	—	—	(594,982)	(11,468)	(420,982)	(8,016)
Class R-4	418,219	8,340	—	—	(1,229,084)	(23,459)	(810,865)	(15,119)
Class R-5E	193,035	3,678	—	—	(211,554)	(4,029)	(18,519)	(351)
Class R-5	470,279	9,104	—	—	(1,087,240)	(20,586)	(616,961)	(11,482)
Class R-6	5,221,602	99,789	—	—	(8,935,544)	(170,607)	(3,713,942)	(70,818)
Total net increase (decrease)	$11,768,650	226,197	$—	—	$(21,830,245)	(419,876)	$(10,061,595)	(193,679)

See end of table for footnotes.

EuroPacific Growth Fund	27

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended March 31, 2020

Class A	$1,274,015	24,688	$684,017		12,395		$(4,068,897)	(79,294)	$(2,110,865)	(42,211)
Class C	71,722	1,416	19,407		360		(334,117)	(6,627)	(242,988)	(4,851)
Class T	—	—	—		—		—	—	—	—
Class F-1	418,803	8,114	81,854		1,490		(1,057,188)	(20,666)	(556,531)	(11,062)
Class F-2	5,144,729	100,669	723,904		13,185		(8,426,394)	(164,771)	(2,557,761)	(50,917)
Class F-3	4,884,766	95,241	422,315		7,670		(2,735,186)	(54,352)	2,571,895	48,559
Class 529-A	131,361	2,537	39,363		722		(248,626)	(4,840)	(77,902)	(1,581)
Class 529-C	18,708	371	4,417		83		(67,226)	(1,331)	(44,101)	(877)
Class 529-E	5,156	102	1,558		29		(11,691)	(230)	(4,977)	(99)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	30,766	595	4,741		87		(31,168)	(607)	4,339	75
Class R-1	19,610	403	4,576		86		(62,831)	(1,268)	(38,645)	(779)
Class R-2	165,222	3,260	16,078		301		(237,918)	(4,721)	(56,618)	(1,160)
Class R-2E	24,419	474	2,506		46		(24,138)	(476)	2,787	44
Class R-3	452,952	8,951	83,634		1,546		(1,164,746)	(22,786)	(628,160)	(12,289)
Class R-4	1,153,114	22,768	213,908		3,963		(2,908,739)	(56,210)	(1,541,717)	(29,479)
Class R-5E	956,114	18,124	54,982		1,006		(430,357)	(8,211)	580,739	10,919
Class R-5	1,694,832	32,584	244,248		4,445		(2,436,024)	(46,366)	(496,944)	(9,337)
Class R-6	13,841,526	267,563	2,360,459		42,925		(13,072,949)	(254,335)	3,129,036	56,153
Total net increase (decrease)	$30,287,815	587,860	$4,961,967		90,339		$(37,318,195)	(727,091)	$(2,068,413)	(48,892)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

28	EuroPacific Growth Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $23,818,369,000 and $28,578,289,000, respectively, during the six months ended September 30, 2020.

EuroPacific Growth Fund	29

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
9/30/2020[4,5]	$43.13	$.27	$14.56	$14.83
3/31/2020	50.99	.53	(6.84)	(6.31)
3/31/2019	56.66	.71	(3.52)	(2.81)
3/31/2018	49.30	.47	9.51	9.98
3/31/2017	44.28	.44	5.14	5.58
3/31/2016	49.91	.44	(4.68)	(4.24)
Class C:
9/30/2020[4,5]	41.98	.07	14.16	14.23
3/31/2020	49.70	.15	(6.69)	(6.54)
3/31/2019	55.32	.31	(3.41)	(3.10)
3/31/2018	48.19	.04	9.29	9.33
3/31/2017	43.25	.08	5.02	5.10
3/31/2016	48.75	.06	(4.56)	(4.50)
Class T:
9/30/2020[4,5]	43.13	.35	14.56	14.91
3/31/2020	50.99	.65	(6.82)	(6.17)
3/31/2019	56.69	.83	(3.54)	(2.71)
3/31/2018[4,10]	49.19	.58	9.63	10.21
Class F-1:
9/30/2020[4,5]	42.93	.26	14.50	14.76
3/31/2020	50.75	.53	(6.82)	(6.29)
3/31/2019	56.40	.74	(3.57)	(2.83)
3/31/2018	49.08	.45	9.46	9.91
3/31/2017	44.08	.43	5.11	5.54
3/31/2016	49.67	.41	(4.64)	(4.23)
Class F-2:
9/30/2020[4,5]	43.00	.34	14.52	14.86
3/31/2020	50.83	.66	(6.81)	(6.15)
3/31/2019	56.52	.82	(3.52)	(2.70)
3/31/2018	49.17	.61	9.48	10.09
3/31/2017	44.19	.55	5.12	5.67
3/31/2016	49.82	.56	(4.68)	(4.12)
Class F-3:
9/30/2020[4,5]	43.12	.38	14.56	14.94
3/31/2020	50.98	.70	(6.82)	(6.12)
3/31/2019	56.68	.82	(3.48)	(2.66)
3/31/2018	49.32	.59	9.58	10.17
3/31/2017[4,11]	47.46	.24	1.62	1.86

30	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$—	$—	$—	$57.96	34.39%[6]	$24,360		.84%[7]		1.04%[7]
(.58)	(.97)	(1.55)	43.13	(13.03)	19,075		.84		1.02
(.62)	(2.24)	(2.86)	50.99	(4.97)	24,704		.83		1.37
(.49)	(2.13)	(2.62)	56.66	20.74	29,067		.82		.86
(.56)	—	(.56)	49.30	12.72	25,678		.85		.95
(.80)	(.59)	(1.39)	44.28	(8.60)	26,556		.83		.92

—	—	—	56.21	33.90 [6]	651		1.58	[7]	.26	[7]
(.21)	(.97)	(1.18)	41.98	(13.68)	654		1.58		.30
(.28)	(2.24)	(2.52)	49.70	(5.70)	1,015		1.60		.62
(.07)	(2.13)	(2.20)	55.32	19.82	1,350		1.60		.08
(.16)	—	(.16)	48.19	11.82	1,240		1.63		.17
(.41)	(.59)	(1.00)	43.25	(9.30)	1,474		1.62		.13

—	—	—	58.04	34.57 [6,8]	—	[9]	.58	[7,8]	1.31	[7,8]
(.72)	(.97)	(1.69)	43.13	(12.82)[8]	—	[9]	.59	[8]	1.25	[8]
(.75)	(2.24)	(2.99)	50.99	(4.76)[8]	—	[9]	.59	[8]	1.60	[8]
(.58)	(2.13)	(2.71)	56.69	21.27 [6,8]	—	[9]	.60	[7,8]	1.07	[7,8]

—	—	—	57.69	34.38 [6]	2,394		.85	[7]	1.01	[7]
(.56)	(.97)	(1.53)	42.93	(13.05)	2,259		.85		1.02
(.58)	(2.24)	(2.82)	50.75	(5.01)	3,232		.87		1.43
(.46)	(2.13)	(2.59)	56.40	20.69	4,385		.86		.83
(.54)	—	(.54)	49.08	12.69	4,179		.87		.93
(.77)	(.59)	(1.36)	44.08	(8.60)	4,281		.86		.86

—	—	—	57.86	34.56 [6]	22,711		.58	[7]	1.30	[7]
(.71)	(.97)	(1.68)	43.00	(12.80)	18,607		.59		1.27
(.75)	(2.24)	(2.99)	50.83	(4.75)	24,585		.59		1.58
(.61)	(2.13)	(2.74)	56.52	21.05	25,826		.59		1.11
(.69)	—	(.69)	49.17	12.99	22,949		.60		1.19
(.92)	(.59)	(1.51)	44.19	(8.36)	19,386		.60		1.18

—	—	—	58.06	34.62 [6]	16,059		.46	[7]	1.43	[7]
(.77)	(.97)	(1.74)	43.12	(12.70)	12,239		.47		1.34
(.80)	(2.24)	(3.04)	50.98	(4.65)	11,993		.49		1.60
(.68)	(2.13)	(2.81)	56.68	21.15	9,473		.49		1.06
—	—	—	49.32	3.92 [6]	1,162		.09	[6]	.50	[6]

See end of table for footnotes.

EuroPacific Growth Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
9/30/2020[4,5]	$42.58	$.27	$14.36	$14.63
3/31/2020	50.35	.51	(6.75)	(6.24)
3/31/2019	56.00	.67	(3.49)	(2.82)
3/31/2018	48.77	.44	9.40	9.84
3/31/2017	43.82	.41	5.09	5.50
3/31/2016	49.41	.40	(4.63)	(4.23)
Class 529-C:
9/30/2020[4,5]	41.51	.03	14.03	14.06
3/31/2020	49.18	.13	(6.62)	(6.49)
3/31/2019	54.79	.29	(3.38)	(3.09)
3/31/2018	47.73	.01	9.21	9.22
3/31/2017	42.90	.05	4.97	5.02
3/31/2016	48.38	.04	(4.53)	(4.49)
Class 529-E:
9/30/2020[4,5]	42.15	.20	14.24	14.44
3/31/2020	49.87	.39	(6.70)	(6.31)
3/31/2019	55.50	.55	(3.44)	(2.89)
3/31/2018	48.35	.31	9.31	9.62
3/31/2017	43.45	.30	5.04	5.34
3/31/2016	49.00	.29	(4.59)	(4.30)
Class 529-T:
9/30/2020[4,5]	43.12	.33	14.56	14.89
3/31/2020	50.98	.63	(6.83)	(6.20)
3/31/2019	56.68	.79	(3.53)	(2.74)
3/31/2018[4,10]	49.19	.56	9.62	10.18
Class 529-F-1:
9/30/2020[4,5]	42.54	.33	14.36	14.69
3/31/2020	50.32	.62	(6.75)	(6.13)
3/31/2019	55.99	.76	(3.47)	(2.71)
3/31/2018	48.74	.56	9.40	9.96
3/31/2017	43.81	.51	5.07	5.58
3/31/2016	49.40	.50	(4.62)	(4.12)
Class R-1:
9/30/2020[4,5]	41.23	.07	13.90	13.97
3/31/2020	48.86	.14	(6.56)	(6.42)
3/31/2019	54.46	.31	(3.37)	(3.06)
3/31/2018	47.49	.05	9.14	9.19
3/31/2017	42.69	.08	4.96	5.04
3/31/2016	48.14	.07	(4.50)	(4.43)

32	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$—	$—	$—	$57.21	34.36%[6]	$1,489		.87%[7]		1.03%[7]
(.56)	(.97)	(1.53)	42.58	(13.05)	1,096		.87		.98
(.59)	(2.24)	(2.83)	50.35	(5.04)	1,376		.89		1.31
(.48)	(2.13)	(2.61)	56.00	20.71	1,525		.87		.81
(.55)	—	(.55)	48.77	12.65	1,172		.90		.90
(.77)	(.59)	(1.36)	43.82	(8.64)	1,103		.90		.86

—	—	—	55.57	33.87 [6]	80		1.62	[7]	.14	[7]
(.21)	(.97)	(1.18)	41.51	(13.72)	148		1.61		.26
(.28)	(2.24)	(2.52)	49.18	(5.72)	219		1.64		.59
(.03)	(2.13)	(2.16)	54.79	19.76	278		1.65		.03
(.19)	—	(.19)	47.73	11.76	343		1.68		.12
(.40)	(.59)	(.99)	42.90	(9.35)	335		1.68		.08

—	—	—	56.59	34.23 [6]	57		1.08	[7]	.80	[7]
(.44)	(.97)	(1.41)	42.15	(13.24)	46		1.09		.77
(.50)	(2.24)	(2.74)	49.87	(5.24)	60		1.11		1.09
(.34)	(2.13)	(2.47)	55.50	20.41	71		1.11		.57
(.44)	—	(.44)	48.35	12.39	60		1.13		.66
(.66)	(.59)	(1.25)	43.45	(8.86)	57		1.14		.62

—	—	—	58.01	34.53 [6,8]	—	[9]	.63	[7,8]	1.26	[7,8]
(.69)	(.97)	(1.66)	43.12	(12.87)[8]	—	[9]	.64	[8]	1.19	[8]
(.72)	(2.24)	(2.96)	50.98	(4.82)[8]	—	[9]	.65	[8]	1.52	[8]
(.56)	(2.13)	(2.69)	56.68	21.22 [6,8]	—	[9]	.64	[7,8]	1.03	[7,8]

—	—	—	57.23	34.50 [6]	168		.64	[7]	1.26	[7]
(.68)	(.97)	(1.65)	42.54	(12.86)	126		.64		1.20
(.72)	(2.24)	(2.96)	50.32	(4.81)	145		.66		1.50
(.58)	(2.13)	(2.71)	55.99	20.96	134		.65		1.02
(.65)	—	(.65)	48.74	12.88	102		.68		1.11
(.88)	(.59)	(1.47)	43.81	(8.44)	90		.69		1.07

—	—	—	55.20	33.88 [6]	172		1.58	[7]	.30	[7]
(.24)	(.97)	(1.21)	41.23	(13.68)	144		1.58		.29
(.30)	(2.24)	(2.54)	48.86	(5.71)	209		1.60		.61
(.09)	(2.13)	(2.22)	54.46	19.82	263		1.60		.09
(.24)	—	(.24)	47.49	11.86	247		1.61		.19
(.43)	(.59)	(1.02)	42.69	(9.28)	248		1.61		.15

See end of table for footnotes.

EuroPacific Growth Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
9/30/2020[4,5]	$41.60	$.08	$14.03	$14.11
3/31/2020	49.30	.14	(6.61)	(6.47)
3/31/2019	54.93	.31	(3.39)	(3.08)
3/31/2018	47.88	.06	9.21	9.27
3/31/2017	43.01	.09	5.00	5.09
3/31/2016	48.49	.08	(4.53)	(4.45)
Class R-2E:
9/30/2020[4,5]	42.60	.16	14.37	14.53
3/31/2020	50.42	.29	(6.76)	(6.47)
3/31/2019	55.76	.77	(3.74)	(2.97)
3/31/2018	48.59	.20	9.38	9.58
3/31/2017	43.79	.18	5.14	5.32
3/31/2016	49.67	.52	(4.89)	(4.37)
Class R-3:
9/30/2020[4,5]	42.15	.19	14.22	14.41
3/31/2020	49.86	.38	(6.70)	(6.32)
3/31/2019	55.48	.55	(3.45)	(2.90)
3/31/2018	48.32	.30	9.31	9.61
3/31/2017	43.40	.30	5.04	5.34
3/31/2016	48.93	.29	(4.59)	(4.30)
Class R-4:
9/30/2020[4,5]	42.19	.27	14.24	14.51
3/31/2020	49.91	.54	(6.71)	(6.17)
3/31/2019	55.52	.69	(3.46)	(2.77)
3/31/2018	48.35	.46	9.32	9.78
3/31/2017	43.45	.43	5.03	5.46
3/31/2016	48.99	.43	(4.59)	(4.16)
Class R-5E:
9/30/2020[4,5]	42.77	.34	14.44	14.78
3/31/2020	50.58	.62	(6.76)	(6.14)
3/31/2019	56.29	.62	(3.33)	(2.71)
3/31/2018	49.02	.59	9.45	10.04
3/31/2017	44.14	.53	5.09	5.62
3/31/2016[4,12]	48.16	.20	(2.65)	(2.45)
Class R-5:
9/30/2020[4,5]	43.04	.36	14.54	14.90
3/31/2020	50.88	.70	(6.82)	(6.12)
3/31/2019	56.57	.89	(3.57)	(2.68)
3/31/2018	49.22	.64	9.48	10.12
3/31/2017	44.22	.58	5.13	5.71
3/31/2016	49.85	.58	(4.68)	(4.10)

34	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$—	$—	$—	$55.71	33.89%[6]	$668		1.56%[7]		.33%[7]
(.26)	(.97)	(1.23)	41.60	(13.65)	534		1.57		.28
(.31)	(2.24)	(2.55)	49.30	(5.71)	690		1.60		.61
(.09)	(2.13)	(2.22)	54.93	19.84	818		1.58		.11
(.22)	—	(.22)	47.88	11.88	767		1.60		.20
(.44)	(.59)	(1.03)	43.01	(9.25)	800		1.58		.18

—	—	—	57.13	34.08 [6]	95		1.27	[7]	.61	[7]
(.38)	(.97)	(1.35)	42.60	(13.40)	77		1.28		.56
(.13)	(2.24)	(2.37)	50.42	(5.46)	89		1.31		1.47
(.28)	(2.13)	(2.41)	55.76	20.19	254		1.29		.38
(.52)	—	(.52)	48.59	12.25	189		1.28		.40
(.92)	(.59)	(1.51)	43.79	(8.89)	8		1.18		1.25

—	—	—	56.56	34.19 [6]	2,761		1.12	[7]	.74	[7]
(.42)	(.97)	(1.39)	42.15	(13.28)	2,395		1.13		.75
(.48)	(2.24)	(2.72)	49.86	(5.26)	3,446		1.14		1.08
(.32)	(2.13)	(2.45)	55.48	20.36	4,631		1.14		.56
(.42)	—	(.42)	48.32	12.40	4,505		1.14		.66
(.64)	(.59)	(1.23)	43.40	(8.87)	5,029		1.14		.62

—	—	—	56.70	34.39 [6]	6,237		.82	[7]	1.05	[7]
(.58)	(.97)	(1.55)	42.19	(13.03)	5,278		.82		1.04
(.60)	(2.24)	(2.84)	49.91	(4.99)	7,715		.84		1.37
(.48)	(2.13)	(2.61)	55.52	20.76	10,278		.83		.85
(.56)	—	(.56)	48.35	12.70	9,854		.85		.96
(.79)	(.59)	(1.38)	43.45	(8.58)	11,310		.85		.92

—	—	—	57.55	34.52 [6]	2,327		.61	[7]	1.29	[7]
(.70)	(.97)	(1.67)	42.77	(12.82)	1,745		.62		1.20
(.76)	(2.24)	(3.00)	50.58	(4.78)	1,511		.63		1.24
(.64)	(2.13)	(2.77)	56.29	21.01	603		.62		1.06
(.74)	—	(.74)	49.02	12.89	9		.62		1.14
(.98)	(.59)	(1.57)	44.14	(5.19)[6]	—	[9]	.25	[6]	.46	[6]

—	—	—	57.94	34.62 [6]	7,087		.51	[7]	1.37	[7]
(.75)	(.97)	(1.72)	43.04	(12.75)	5,759		.52		1.33
(.77)	(2.24)	(3.01)	50.88	(4.71)	7,283		.54		1.72
(.64)	(2.13)	(2.77)	56.57	21.09	8,944		.53		1.16
(.71)	—	(.71)	49.22	13.07	8,721		.54		1.27
(.94)	(.59)	(1.53)	44.22	(8.32)	9,285		.54		1.21

See end of table for footnotes.

EuroPacific Growth Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
9/30/2020[4,5]	$43.08	$.38	$14.55	$14.93
3/31/2020	50.93	.71	(6.82)	(6.11)
3/31/2019	56.63	.86	(3.52)	(2.66)
3/31/2018	49.27	.65	9.51	10.16
3/31/2017	44.27	.60	5.14	5.74
3/31/2016	49.90	.60	(4.67)	(4.07)

	Six months ended
	September 30,	Year ended March 31,
	2020[4,5,6]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[13]	17%	38%	35%	29%	36%	30%

See notes to financial statements.

36	EuroPacific Growth Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets

$—	$—	$—	$58.01	34.62%[6]	$76,868	.46%[7]	1.42%[7]
(.77)	(.97)	(1.74)	43.08	(12.70)	60,141	.47	1.36
(.80)	(2.24)	(3.04)	50.93	(4.66)	68,234	.49	1.68
(.67)	(2.13)	(2.80)	56.63	21.17	68,770	.49	1.18
(.74)	—	(.74)	49.27	13.10	51,100	.50	1.30
(.97)	(.59)	(1.56)	44.27	(8.26)	41,539	.50	1.27

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

EuroPacific Growth Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2020, through September 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	EuroPacific Growth Fund

	Beginning account value 4/1/2020	Ending account value 9/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,343.86	$4.94	.84%
Class A – assumed 5% return	1,000.00	1,020.86	4.26	.84
Class C – actual return	1,000.00	1,338.98	9.26	1.58
Class C – assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class T – actual return	1,000.00	1,345.72	3.41	.58
Class T – assumed 5% return	1,000.00	1,022.16	2.94	.58
Class F-1 – actual return	1,000.00	1,343.83	4.99	.85
Class F-1 – assumed 5% return	1,000.00	1,020.81	4.31	.85
Class F-2 – actual return	1,000.00	1,345.59	3.41	.58
Class F-2 – assumed 5% return	1,000.00	1,022.16	2.94	.58
Class F-3 – actual return	1,000.00	1,346.18	2.71	.46
Class F-3 – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class 529-A – actual return	1,000.00	1,343.58	5.11	.87
Class 529-A – assumed 5% return	1,000.00	1,020.71	4.41	.87
Class 529-C – actual return	1,000.00	1,338.74	9.50	1.62
Class 529-C – assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class 529-E – actual return	1,000.00	1,342.26	6.34	1.08
Class 529-E – assumed 5% return	1,000.00	1,019.65	5.47	1.08
Class 529-T – actual return	1,000.00	1,345.31	3.70	.63
Class 529-T – assumed 5% return	1,000.00	1,021.91	3.19	.63
Class 529-F-1 – actual return	1,000.00	1,345.02	3.76	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,021.86	3.24	.64
Class R-1 – actual return	1,000.00	1,338.82	9.26	1.58
Class R-1 – assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class R-2 – actual return	1,000.00	1,338.88	9.15	1.56
Class R-2 – assumed 5% return	1,000.00	1,017.25	7.89	1.56
Class R-2E – actual return	1,000.00	1,340.78	7.45	1.27
Class R-2E – assumed 5% return	1,000.00	1,018.70	6.43	1.27
Class R-3 – actual return	1,000.00	1,341.89	6.58	1.12
Class R-3 – assumed 5% return	1,000.00	1,019.45	5.67	1.12
Class R-4 – actual return	1,000.00	1,343.90	4.82	.82
Class R-4 – assumed 5% return	1,000.00	1,020.96	4.15	.82
Class R-5E – actual return	1,000.00	1,345.23	3.59	.61
Class R-5E – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class R-5 – actual return	1,000.00	1,346.18	3.00	.51
Class R-5 – assumed 5% return	1,000.00	1,022.51	2.59	.51
Class R-6 – actual return	1,000.00	1,346.24	2.71	.46
Class R-6 – assumed 5% return	1,000.00	1,022.76	2.33	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

EuroPacific Growth Fund	39

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40	EuroPacific Growth Fund

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EuroPacific Growth Fund	41

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42	EuroPacific Growth Fund

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EuroPacific Growth Fund	43

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete September 30, 2020, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®

Investment portfolio

September 30, 2020

unaudited

Common stocks 93.63% Consumer discretionary 17.70%	Shares	Value (000)
Alibaba Group Holding Ltd.1,2	122,025,333	$4,512,334
MercadoLibre, Inc.2,3	3,206,538	3,471,013
LVMH Moët Hennessy-Louis Vuitton SE1	5,761,457	2,693,458
Flutter Entertainment PLC (GBP denominated)1,3	7,216,405	1,136,513
Flutter Entertainment PLC (EUR denominated)1,3	5,441,169	862,178
adidas AG1,2	4,894,744	1,584,249
Sony Corp.1	17,865,360	1,366,431
Kering SA1	1,846,698	1,226,919
Meituan Dianping, Class B1,2	35,777,570	1,125,179
EssilorLuxottica1,2	7,775,377	1,057,338
Delivery Hero SE1,2	9,118,749	1,048,932
Just Eat Takeaway (GBP denominated)1,2,3	5,755,369	643,122
Just Eat Takeaway (EUR denominated)1,2,3	3,146,014	352,315
Galaxy Entertainment Group Ltd.1	125,119,000	846,851
Prosus NV1,2	5,923,554	546,258
Hermès International1	615,702	530,725
Melco Resorts & Entertainment Ltd. (ADR)3	26,742,752	445,267
Fast Retailing Co., Ltd.1	705,600	442,735
GVC Holdings PLC1,2,3	34,025,641	428,267
Evolution Gaming Group AB1	6,045,185	399,588
ASOS PLC1,2,3	5,970,720	396,203
Industria de Diseño Textil, SA1	12,993,823	361,263
Maruti Suzuki India Ltd.1	3,075,600	282,567
Persimmon PLC1	7,979,224	253,432
Nitori Holdings Co., Ltd.1	1,166,400	242,599
THG Holdings Ltd.1,2	27,690,694	213,741
Naspers Ltd., Class N1,2	1,208,325	213,120
Barratt Developments PLC1	33,266,973	203,406
Li Ning Co. Ltd.1	36,251,000	170,103
Sands China Ltd.1	42,582,800	165,702
China Tourism Group Duty Free Corp. Ltd., Class A1	4,915,334	161,140
Midea Group Co., Ltd., Class A1	14,633,999	156,464
Yum China Holdings, Inc.	2,581,753	136,704
Taylor Wimpey PLC1	93,859,276	130,606
Peugeot SA1,2	6,788,567	122,400
Cie. Financière Richemont SA, Class A1	1,816,539	121,673
Ferrari NV1	630,813	115,467
B2W - Cia. Digital, ordinary nominative2	7,096,000	113,695
Wynn Macau, Ltd.1,2	70,419,200	112,725
Bandai Namco Holdings Inc.1	1,479,734	108,093
Bayerische Motoren Werke AG1	1,440,957	104,628
Gree Electric Appliances, Inc. of Zhuhai, Class A1	12,765,808	100,330
Pan Pacific International Holdings Corp.1	3,378,000	78,691
Melco International Development Ltd.1	39,311,000	69,552
Lojas Americanas SA, ordinary nominative	15,154,966	65,845
Moncler SpA1,2	1,315,000	53,860
B&M European Value Retail SA1	7,972,972	50,731

EuroPacific Growth Fund — Page 1 of 9

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Astra International Tbk PT1	75,580,000	$22,739
Trip.com Group Ltd. (ADR)2	295,802	9,211
		29,056,362
Information technology 15.59%
ASML Holding NV1	10,440,613	3,849,815
Taiwan Semiconductor Manufacturing Company, Ltd.1	183,684,649	2,758,682
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,589,782	696,373
Shopify Inc., Class A, subordinate voting shares2	2,747,705	2,810,820
Keyence Corp.1	6,028,900	2,809,724
SAP SE1	13,484,711	2,099,885
PagSeguro Digital Ltd., Class A2,3	27,452,436	1,035,231
Samsung Electronics Co., Ltd.1	17,631,453	888,373
STMicroelectronics NV1	28,633,416	875,246
Nice Ltd. (ADR)2	2,724,983	618,653
Nice Ltd.1,2	252,269	57,161
StoneCo Ltd., Class A2	12,236,327	647,179
Halma PLC1,3	21,312,534	642,368
Edenred SA1,3,4	13,826,653	620,338
Adyen NV1,2	313,402	577,555
Tokyo Electron Ltd.1	1,938,200	507,284
Worldline SA, non-registered shares1,2	6,152,147	504,462
Hexagon AB, Class B1,2	6,114,686	462,123
Amadeus IT Group SA, Class A, non-registered shares1	6,734,516	373,739
Nomura Research Institute, Ltd.1	11,608,000	341,160
Temenos AG1	2,394,465	322,454
Capgemini SE1,4	2,079,052	266,276
TeamViewer AG1,2	5,152,281	254,422
OBIC Co., Ltd.1,4	1,177,263	207,145
Ingenico Group SA1,2,4	1,022,278	158,183
SimCorp AS1	1,173,972	154,319
Xero Ltd.1,2	1,989,486	145,470
Atlassian Corp. PLC, Class A2	788,471	143,336
Infosys Ltd. (ADR)	9,328,988	128,833
NetEase, Inc.1	7,155,200	128,349
Dassault Systemes SA1	638,269	119,059
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	18,959,894	106,526
Justsystems Corp.1	1,218,148	86,270
Avast PLC1	10,501,898	71,024
Silergy Corp.1	696,000	41,182
Otsuka Corp.1	536,400	27,451
TDK Corp.1	236,800	25,895
Nemetschek SE1	217,479	15,929
Largan Precision Co., Ltd.1	76,000	8,880
Reply SpA1	70,800	8,148
		25,595,322
Financials 13.06%
AIA Group Ltd.1	373,649,401	3,680,887
HDFC Bank Ltd.1,2	170,841,963	2,517,368
HDFC Bank Ltd. (ADR)2	9,537,540	476,495
Kotak Mahindra Bank Ltd.1,2	98,539,478	1,696,066
London Stock Exchange Group PLC1	10,390,289	1,188,657
B3 SA - Brasil, Bolsa, Balcao	101,429,300	993,541
Ping An Insurance (Group) Company of China, Ltd., Class H1,4	80,297,999	828,373

EuroPacific Growth Fund — Page 2 of 9

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Ping An Insurance (Group) Company of China, Ltd., Class A1	8,178,157	$91,668
UniCredit SpA1,2	111,319,973	918,022
Sberbank of Russia PJSC (ADR)1,2	54,067,627	630,791
Barclays PLC1,2	429,141,028	540,015
Hong Kong Exchanges and Clearing Ltd.1	11,194,300	526,181
Deutsche Boerse AG1	2,955,507	519,044
ICICI Bank Ltd.1,2	79,686,904	386,556
ICICI Bank Ltd. (ADR)2	9,783,600	96,173
HDFC Life Insurance Company Ltd.1,2	61,595,160	467,354
Deutsche Bank AG1,2	53,351,214	449,821
XP Inc., Class A2	10,134,593	422,511
FinecoBank SpA1,2	30,065,061	413,688
Toronto-Dominion Bank (CAD denominated)	8,872,608	410,797
Société Générale1,2	27,113,425	358,782
Axis Bank Ltd.1,2	56,891,711	330,246
Brookfield Asset Management Inc., Class A	9,919,272	327,931
Commerzbank AG, non-registered shares1,2,3	65,877,439	323,783
PICC Property and Casualty Co. Ltd., Class H1	420,787,869	294,431
Zurich Insurance Group AG1	833,025	289,631
BNP Paribas SA1,2	6,557,259	237,543
Housing Development Finance Corp. Ltd.1	9,812,000	232,873
Bank Rakyat Indonesia (Persero) Tbk PT1	1,032,412,900	211,790
Macquarie Group Ltd.1	2,419,850	207,859
QBE Insurance Group Ltd.1	32,948,509	203,915
3i Group PLC1	15,557,856	199,709
The People’s Insurance Co. (Group) of China Ltd., Class H1	419,160,744	125,380
Capitec Bank Holdings Ltd.1	1,841,956	114,011
Banco Bilbao Vizcaya Argentaria, SA1	40,232,046	111,192
Euronext NV1,4	751,516	93,938
ING Groep NV1,2	11,546,645	81,760
Discovery Ltd.1	8,305,419	63,359
BB Seguridade Participações SA	14,510,000	62,707
Hiscox Ltd.1,2	4,636,063	53,360
Turkiye Garanti Bankasi AS1,2	52,537,929	48,246
TMX Group Ltd.	389,449	40,052
IndusInd Bank Ltd.1,2	4,977,000	35,980
Banco Santander, SA1	15,029,533	27,999
UBS Group AG1,4	1,834,473	20,479
Skandinaviska Enskilda Banken AB, Class A1,2	2,223,704	19,684
DNB ASA1,2	1,387,088	19,158
Partners Group Holding AG1	19,434	17,883
Metropolitan Bank & Trust Company1	21,213,192	16,717
Bank Mandiri (Persero) Tbk PT1	42,243,700	14,175
Royal Bank of Canada	87,855	6,168
		21,444,749
Health care 12.95%
Daiichi Sankyo Company, Ltd.1,3	118,008,600	3,626,229
Chugai Pharmaceutical Co., Ltd.1	42,467,600	1,905,696
WuXi Biologics (Cayman) Inc.1,2	67,747,874	1,662,565
AstraZeneca PLC1	12,503,044	1,360,843
HOYA Corp.1	7,685,551	866,313
Olympus Corp.1	40,269,800	835,889
CSL Ltd.1	3,893,001	802,121
Novartis AG1	9,169,847	796,871

EuroPacific Growth Fund — Page 3 of 9

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
M3, Inc.1	12,471,451	$774,376
Novo Nordisk A/S, Class B1	7,766,286	539,460
Alcon Inc.1,2	9,351,294	530,911
Aier Eye Hospital Group Co., Ltd., Class A1	69,453,034	524,691
Teva Pharmaceutical Industries Ltd. (ADR)2,3	56,134,536	505,772
Koninklijke Philips NV (EUR denominated)1,2	9,476,221	446,427
WuXi AppTec Co., Ltd., Class A1	28,051,084	420,030
WuXi AppTec Co., Ltd., Class H1	790,000	11,430
Lonza Group AG1	698,324	431,062
Fresenius SE & Co. KGaA1	9,417,663	428,688
Grifols, SA, Class A, non-registered shares1	11,416,470	329,019
Grifols, SA, Class B (ADR)	3,507,519	60,855
Notre Dame Intermédica Participações SA3	31,484,719	364,749
Hikma Pharmaceuticals PLC1	10,195,746	341,493
BeiGene, Ltd. (ADR)2	1,178,966	337,703
Sonova Holding AG1,2	1,240,389	314,547
bioMérieux SA1	1,906,042	298,372
Asahi Intecc Co., Ltd.1	9,366,400	294,219
Takeda Pharmaceutical Company, Ltd.1	8,046,400	286,629
Coloplast A/S, Class B1	1,737,575	274,794
Shionogi & Co., Ltd.1	4,030,302	215,625
Argenx SE (ADR)2	654,897	171,924
Genmab A/S1,2	460,696	167,284
Hypera SA, ordinary nominative	28,584,628	151,782
Fresenius Medical Care AG & Co. KGaA1	1,750,965	147,848
GN Store Nord AS1	1,855,320	140,383
Merck KGaA1	938,480	137,039
Alibaba Health Information Technology Ltd1,2	50,380,000	123,954
Yunnan Baiyao Group Co., Ltd., Class A1	7,639,855	114,744
Terumo Corp.1	2,694,100	107,337
Zai Lab Ltd.1,2	1,195,988	98,919
Galapagos NV1,2	657,420	93,377
Straumann Holding AG1	83,029	83,533
GW Pharmaceuticals PLC (ADR)2,4	678,443	66,046
CRISPR Therapeutics AG2	719,100	60,146
NMC Health PLC1,2,5	3,099,779	40
		21,251,735
Industrials 8.40%
Recruit Holdings Co., Ltd.1	51,825,329	2,056,294
Airbus SE, non-registered shares1,2	25,507,717	1,851,472
Safran SA1,2	10,776,168	1,060,416
DSV Panalpina A/S1	5,225,958	852,821
Melrose Industries PLC1,2,3	387,796,732	572,167
Ryanair Holdings PLC (ADR)2	6,425,180	525,323
Ryanair Holdings PLC1,2	2,061,291	27,409
Rentokil Initial PLC1	78,763,863	542,073
Knorr-Bremse AG, non-registered shares1	4,393,743	519,014
Experian PLC1	13,310,171	498,078
SMC Corp.1	757,082	421,360
MTU Aero Engines AG1	2,481,623	412,740
Nidec Corp.1	4,259,000	396,091
ASSA ABLOY AB, Class B1	16,191,737	377,932
Kingspan Group PLC1,2	3,686,366	335,287
Shanghai International Airport Co., Ltd., Class A1	33,093,528	333,768

EuroPacific Growth Fund — Page 4 of 9

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Airports of Thailand PCL, foreign registered shares1	180,787,600	$323,531
Spirax-Sarco Engineering PLC1	2,064,378	293,504
NIBE Industrier AB, Class B1,2	10,861,699	279,947
AB Volvo, Class B1,2	12,706,317	244,045
DCC PLC1	2,452,442	188,998
Techtronic Industries Co. Ltd.1	13,696,000	180,098
Country Garden Services Holdings Co., Ltd.1	26,571,000	171,935
CCR SA, ordinary nominative	71,095,655	160,399
ABB Ltd.1	5,506,255	139,556
Adani Ports & Special Economic Zone Ltd.1	28,847,869	134,293
Epiroc AB, Class B1	8,328,742	115,838
Rheinmetall AG1	1,228,096	110,723
Aeroports de Paris SA1	934,486	93,049
Jardine Matheson Holdings Ltd.1	1,978,600	78,531
Rolls-Royce Holdings PLC1,2,4	47,113,959	78,175
Nihon M&A Center Inc.1	1,131,900	64,565
Canadian National Railway Company (CAD denominated)	564,249	60,092
Komatsu Ltd.1,4	2,432,100	53,542
IMCD NV1	288,400	34,338
IMCD NV1	128,600	15,312
A-Living Services Co., Ltd., Class H1	9,616,500	48,967
Daikin Industries, Ltd.1	245,500	45,268
RELX PLC1	1,602,511	35,471
TFI International Inc.	816,063	34,136
VAT Group AG1	113,359	21,671
		13,788,229
Communication services 6.59%
Sea Ltd., Class A (ADR)2	15,976,392	2,461,003
Tencent Holdings Ltd.1	26,333,612	1,753,644
SoftBank Group Corp.1	22,618,155	1,396,609
Nintendo Co., Ltd.1	2,052,693	1,166,916
Z Holdings Corp.1	170,771,083	1,140,947
Cellnex Telecom, SA, non-registered shares1	9,220,820	560,403
Altice Europe NV, Class A1,2,3	67,356,692	322,591
Altice Europe NV, Class B1,2,3	14,636,170	70,316
Yandex NV, Class A2	5,297,777	345,680
Ubisoft Entertainment SA1,2	3,715,314	335,750
Bharti Airtel Ltd.1	50,194,098	287,491
Square Enix Holdings Co., Ltd.1	3,806,600	253,086
América Móvil, SAB de CV, Series L (ADR)	18,658,436	233,044
América Móvil, SAB de CV, Series L	18,821,401	11,815
China Tower Corp. Ltd., Class H1	998,114,000	173,397
Scout24 AG1	1,228,907	107,263
Koninklijke KPN NV1	45,461,821	106,898
Nexon Co., Ltd.1	3,830,000	95,117
		10,821,970
Materials 5.44%
Sika AG1	6,478,480	1,591,569
Vale SA, ordinary nominative (ADR)	84,717,257	896,308
Vale SA, ordinary nominative	53,078,361	558,675
Koninklijke DSM NV1	7,783,209	1,282,641
Shin-Etsu Chemical Co., Ltd.1	7,967,900	1,039,986
Linde PLC	2,816,021	670,579

EuroPacific Growth Fund — Page 5 of 9

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
Linde PLC (EUR denominated)1	1,188,006	$281,180
Rio Tinto PLC1	9,950,589	600,400
First Quantum Minerals Ltd.3	50,667,432	451,671
Barrick Gold Corp. (CAD denominated)	10,154,898	285,226
Givaudan SA1	52,323	225,514
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	25,945,749	206,122
HeidelbergCement AG1	2,645,074	162,253
CCL Industries Inc., Class B, nonvoting shares	3,837,538	147,962
Teck Resources Ltd., Class B	9,052,373	126,042
Akzo Nobel NV1	1,013,345	102,626
UPL Ltd.1	13,500,000	92,528
BASF SE1	1,270,932	77,392
Asian Paints Ltd.1	1,500,530	40,431
Chr. Hansen Holding A/S1	272,813	30,320
MMG Ltd.1,2	115,184,000	29,015
Antofagasta PLC1	2,159,363	28,471
Gerdau SA (ADR)	1,667,192	6,169
		8,933,080
Energy 5.12%
Reliance Industries Ltd.1	194,339,305	5,919,038
Reliance Industries Ltd., interim shares1	10,027,005	183,633
Canadian Natural Resources, Ltd. (CAD denominated)4	57,342,499	918,996
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	62,080,717	442,015
Cenovus Energy Inc.3	69,656,045	271,499
Neste Oyj1	4,725,198	248,469
Royal Dutch Shell PLC, Class B1	8,887,530	107,512
BP PLC1	29,130,965	84,579
TC Energy Corp. (CAD denominated)4	1,831,914	76,906
Rosneft Oil Company PJSC (GDR)1	15,332,031	75,227
Tourmaline Oil Corp.	4,040,799	49,374
Total SE1,4	937,174	32,176
		8,409,424
Consumer staples 5.03%
Kweichow Moutai Co., Ltd., Class A1	7,611,804	1,871,230
Nestlé SA1	13,227,069	1,569,248
British American Tobacco PLC1	19,859,028	713,793
Reckitt Benckiser Group PLC1	4,537,259	442,352
Pernod Ricard SA1	2,770,540	442,151
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	53,578,236	304,099
Danone SA1	4,679,791	302,694
Anheuser-Busch InBev SA/NV1	5,338,796	288,175
Shiseido Company, Ltd.1	4,700,459	269,715
Philip Morris International Inc.	3,181,889	238,610
Uni-Charm Corp.1	3,947,100	176,333
Treasury Wine Estates Ltd.1	27,233,254	174,738
Avenue Supermarts Ltd.1,2	5,829,337	174,101
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	6,359,990	152,058
Alimentation Couche-Tard Inc., Class B	3,879,863	135,113
Kirin Holdings Company, Ltd.1	6,947,467	130,487
Associated British Foods PLC1	4,468,973	107,652
Unilever PLC1	1,686,559	103,922
Carlsberg A/S, Class B1	770,757	103,783
Chocoladefabriken Lindt & Sprüngli AG1	1,142	101,632

EuroPacific Growth Fund — Page 6 of 9

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Heineken NV1	1,078,878	$95,876
Fomento Económico Mexicano, SAB de CV	13,765,300	77,569
JBS SA, ordinary nominative	17,332,696	63,795
Godrej Consumer Products Ltd.1	6,458,353	63,638
Dabur India Ltd.1	7,882,000	54,685
Glanbia PLC1	4,730,965	48,799
L’Oréal SA, non-registered shares1	149,564	48,668
		8,254,916
Utilities 2.62%
Ørsted AS1	9,373,416	1,292,921
Enel SpA1	106,502,764	924,780
ENN Energy Holdings Ltd.1,3	75,916,100	828,216
China Gas Holdings Ltd.1	219,967,800	627,288
China Resources Gas Group Ltd.1	81,510,000	364,928
Iberdrola, SA, non-registered shares1	10,797,673	132,896
Engie SA1,2	5,245,499	70,109
Guangdong Investment Ltd.1	39,508,500	62,730
		4,303,868
Real estate 1.13%
Longfor Group Holdings Ltd.1	53,646,000	301,546
KE Holdings Inc., Class A (ADR)2	4,774,616	292,684
Shimao Group Holdings Ltd.1	64,840,500	269,454
Ayala Land, Inc.1	359,030,587	219,973
China Overseas Land & Investment Ltd.1	86,965,756	219,327
Vonovia SE1	2,969,139	204,035
Goodman Logistics (HK) Ltd. REIT1	14,805,708	190,550
ESR Cayman Ltd.1,2	28,917,000	90,221
CK Asset Holdings Ltd.1	14,612,000	71,293
		1,859,083
Total common stocks (cost: $97,012,596,000)		153,718,738
Preferred securities 1.74% Energy 0.73%
Petróleo Brasileiro SA (Petrobras), preferred nominative	173,525,918	605,930
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	84,809,178	597,057
		1,202,987
Health care 0.60%
Sartorius AG, nonvoting preferred, non-registered shares1	1,836,600	754,464
Grifols, SA, Class B, nonvoting preferred, non-registered shares1	13,322,174	228,435
		982,899
Consumer discretionary 0.27%
Volkswagen AG, nonvoting preferred shares1,2	2,722,642	438,178
Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	2,590,928	111,781

EuroPacific Growth Fund — Page 7 of 9

unaudited

Preferred securities (continued) Materials 0.06%	Shares	Value (000)
Gerdau SA, preferred nominative	26,891,299	$99,599
Industrials 0.01%
Azul SA, preferred nominative2	3,313,800	14,386
Real estate 0.00%
Ayala Land, Inc., preferred shares1,2,5	481,283,600	—6
Total preferred securities (cost: $2,269,617,000)		2,849,830
Rights & warrants 0.13% Health care 0.13%
WuXi AppTec Co., Ltd., Class A, warrants, expire 20211,7	8,561,420	128,196
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,7	8,986,466	65,853
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,2,7	3,589,186	26,301
		220,350
Total rights & warrants (cost: $165,420,000)		220,350
Bonds, notes & other debt instruments 0.06% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%	Principal amount (000)
U.S. Treasury 2.50% 2020	$100,000	100,598
Total U.S. Treasury bonds & notes		100,598
Total bonds, notes & other debt instruments (cost: $100,203,000)		100,598
Short-term securities 4.59% Money market investments 4.59%	Shares
Capital Group Central Cash Fund 0.12%3,8	73,553,906	7,356,126
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%8,9	75,000,000	75,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%8,9	43,540,000	43,540
Goldman Sachs Financial Square Government Fund, Institutional Shares 0%8,9	27,000,000	27,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.02%8,9	23,737,196	23,737
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.02%8,9	10,500,000	10,500
Fidelity Investments Money Market Government Portfolio, Class I 0.01%8,9	2,000,000	2,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%8,9	1,200,000	1,200
		7,539,103
Total short-term securities (cost: $7,538,099,000)		7,539,103
Total investment securities 100.15% (cost: $107,085,935,000)		164,428,619
Other assets less liabilities (0.15)%		(244,821)
Net assets 100.00%		$164,183,798

EuroPacific Growth Fund — Page 8 of 9

unaudited

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $131,053,749,000, which represented 79.82% of the net assets of the fund. This amount includes $130,833,359,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
4	All or a portion of this security was on loan. The total value of all such securities was $224,978,000, which represented .14% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	Amount less than one thousand.
7	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,350,000, which represented .13% of the net assets of the fund.
8	Rate represents the seven-day yield at 9/30/2020.
9	Security purchased with cash collateral from securities on loan.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-016-1120O-S78115	EuroPacific Growth Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: November 30, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2020